Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (398)
Prior service credits and other	(5)
Total	(403)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(37)
Prior service credits and other	1
Total	(36)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(91)
Prior service credits and other	2
Total	(89)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(29)
Prior service credits and other	164
Total	$ 135